NOTES PAYABLE (Details 2)	Dec. 31, 2017 USD ($)
Loan Principal [Member]
2018	$ 9,704,444
2019	312,707
2020	37,283
2021	10,491
2022	0
Thereafter	4,595,409
Lease Principal [Member]
2018	64,710
2019	125,798
2020	0
2021	0
2022	0
Thereafter	0
Total Loan and Lease Principal [Member]
2018	9,769,154
2019	438,505
2020	37,283
2021	10,491
2022	0
Thereafter	4,595,409
Lease Interest [Member]
2018	8,560
2019	3,722
2020	0
2021	0
2022	0
Thereafter	$ 0